Document and Entity Information	Sep. 21, 2020
Cover [Abstract]
Entity Registrant Name	MYRIAD GENETICS INC
Amendment Flag	false
Entity Central Index Key	0000899923
Document Type	8-K
Document Period End Date	Sep. 21, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-26642
Entity Tax Identification Number	87-0494517
Entity Address, Address Line One	320 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	(801)
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Public Common Stock, $0.01 par value
Trading Symbol	MYGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false